Equity and Other Equity Items (Tables)	12 Months Ended
Mar. 31, 2023
Equity [abstract]
Schedule of Shares Activity

	Thousands of Shares For the Year Ended March 31
	2022	2023
Authorized shares as of the beginning of the year	3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,576,388	1,582,253
Exercise of stock options	10	44
Issuance of shares	5,855	—
As of the end of the year	1,582,253	1,582,296

Schedule of Dividends Declared and Paid

Dividends declared and paid	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2020, to March 31, 2021
Q1 2020	¥141,858	¥90.00	March 31, 2020	June 25, 2020
Q3 2020	141,860	90.00	September 30, 2020	December 1, 2020
April 1, 2021, to March 31, 2022
Q1 2021	141,859	90.00	March 31, 2021	June 30, 2021
Q3 2021	142,387	90.00	September 30, 2021	December 1, 2021
April 1, 2022, to March 31, 2023
Q1 2022	140,365	90.00	March 31, 2022	June 30, 2022
Q3 2022	140,474	90.00	September 30, 2022	December 1, 2022
Dividends declared for which the effective date falls in the following fiscal year are as follows:

Dividends declared	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2023, to March 31, 2024
Q1 2023	140,475	¥90.00	March 31, 2023	June 29, 2023